OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Other Long Term Assets [Abstract]
Restricted cash	$ 75	$ 104
Non-current receivables	28	10
Due from related parties	2	7
Other	4	13
Other long-term assets, net	$ 109	$ 134